THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND
September 30, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 34.8%

	Face Amount	Value

Communication Services — 2.5%
GCI
Callable 10/14/2020 @ $103 6.875%, 04/15/2025	$500,000	$515,450

Consumer Discretionary — 5.4%
Bed Bath & Beyond
Callable 05/01/2024 @ $100 3.749%, 08/01/2024	536,000	495,800
Service International
Callable 08/15/2025 @ $102 3.375%, 08/15/2030	100,000	100,125
Vista Outdoor
Callable 11/02/2020 @ $101 5.875%, 10/01/2023	500,000	501,250

		1,097,175

Consumer Staples — 2.5%
Ingles Markets
Callable 11/02/2020 @ $101 5.750%, 06/15/2023	500,000	507,100

Health Care — 10.2%
Centene
Callable 10/26/2020 @ $101 4.750%, 05/15/2022	535,000	541,687
Encompass Health
Callable 11/02/2020 @ $101 5.125%, 03/15/2023	507,000	509,535
Hill-Rom Holdings
Callable 11/02/2020 @ $104 5.000%, 02/15/2025(A)	490,000	503,475
MEDNAX
Callable 11/02/2020 @ $103 5.250%, 12/01/2023(A)	510,000	516,375

		2,071,072

Industrials — 3.5%
Continental Airlines Pass - Through Trust 5.983%, 04/19/2022	352,140	345,353
5.500%, 10/29/2020	26,648	26,329
Mueller Industries
Callable 11/02/2020 @ $103 6.000%, 03/01/2027	338,000	338,000

		709,682

1

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND
September 30, 2020
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Information Technology — 3.5%
Entegris
Callable 11/10/2020 @ $103 4.625%, 02/10/2026(A)	$180,000	$184,050
VeriSign
Callable 11/02/2020 @ $101 4.625%, 05/01/2023	529,000	531,697

		715,747

Materials — 4.7%
Compass Minerals International
Callable 05/15/2024 @ $100 4.875%, 07/15/2024(A)	409,000	417,266
Koppers
Callable 11/02/2020 @ $105 6.000%, 02/15/2025(A)	50,000	50,688
Silgan Holdings
Callable 11/02/2020 @ $102 4.750%, 03/15/2025	468,000	476,190

		944,144

Real Estate — 2.5%
CoreCivic
Callable 07/15/2022 @ $100 5.000%, 10/15/2022‡	505,000	496,655

TOTAL CORPORATE OBLIGATIONS (Cost $7,099,263)		7,057,025

COMMON STOCK — 22.9%

	Shares

Communication Services — 0.5%
Omnicom Group	2,040	100,980

Consumer Discretionary — 1.6%
Newell Rubbermaid, Inc.	5,840	100,214
Nokian Renkaat ADR	4,050	56,903
Rocky Brands	7,040	174,803

		331,920

Consumer Staples — 3.5%
Henkel & KGaA ADR	7,505	174,014

2

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND
September 30, 2020
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Consumer Staples — continued
Kraft Heinz	4,240	$126,988
MGP Ingredients	5,385	214,001
Tate & Lyle ADR	5,585	193,604

		708,607

Energy — 0.7%
EOG Resources	4,060	145,916

Financials — 2.4%
Altabancorp	8,820	177,458
Bank of America	2,810	67,693
Hartford Financial Services Group	3,455	127,351
Stewart Information Services	2,400	104,952

		477,454

Health Care — 1.1%
Hikma Pharmaceuticals ADR	3,390	221,266

Industrials — 5.4%
3M	1,255	201,026
BWX Technologies	3,210	180,755
Huntington Ingalls Industries	1,435	201,976
National Presto Industries	2,455	200,966
Shyft Group	8,200	154,816
Snap-on	1,000	147,130

		1,086,669

Information Technology — 2.4%
Cisco Systems	2,496	98,317
FLIR Systems	5,895	211,336
MiX Telematics ADR	11,745	105,000
Telefonaktiebolaget LM Ericsson ADR	7,400	80,586

		495,239

Materials — 2.7%
FutureFuel	8,835	100,454
Gold Resource	57,295	195,376
Mondi ADR	3,675	154,387

3

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND
September 30, 2020
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Materials — continued
Myers Industries	7,525	$99,556

		549,773

Real Estate — 0.5%
Kimco Realty ‡	8,855	99,707

Utilities — 2.1%
UGI	6,265	206,620
Vistra	11,235	211,892

		418,512

TOTAL COMMON STOCK (Cost $4,805,088)		4,636,043

CONVERTIBLE BONDS — 14.8%

	Face Amount

Communication Services — 1.0%
Twitter 1.000%, 09/15/2021	$200,000	198,769

Health Care — 7.8%
Jazz Investments I 1.500%, 08/15/2024	515,000	520,523
Ligand Pharmaceuticals 0.750%, 05/15/2023	615,000	554,635
Supernus Pharmaceuticals 0.625%, 04/01/2023	540,000	497,383

		1,572,541

Industrials — 2.0%
Fortive 0.875%, 02/15/2022	400,000	400,759

Information Technology — 4.1%
CalAmp 2.000%, 08/01/2025	480,000	391,280

4

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND
September 30, 2020
(Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Value

Information Technology — continued
J2 Global
1.750%, 11/01/2026(A)	$500,000	$442,111

		833,391

TOTAL CONVERTIBLE BONDS (Cost $2,996,841)		3,005,460

PREFERRED STOCK — 1.8%

	Shares
Consumer Discretionary — 1.8%
eBay 6.000%,	14,500	371,345

TOTAL PREFERRED STOCK (Cost $373,453)		371,345

U.S.TREASURY OBLIGATION — 14.8%

	Face Amount
United States Treasury Bill
0.089%, 11/17/2020(B)	$3,000,000	2,999,648

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,999,657)		2,999,648

TOTAL INVESTMENTS — 89.2% (Cost $18,274,302)		$18,069,521

Percentages are based on Net Assets of $20,261,675

‡	Real Estate Investment Trust

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of September 30, 2020 was $2,113,965 and represents 10.4% of Net Assets.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

5

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND
September 30, 2020
(Unaudited)

The following is a list of the level of inputs used as of September 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$7,057,025	$—	$7,057,025
Common Stock	4,636,043	—	—	4,636,043
Convertible Bonds	—	3,005,460	—	3,005,460
Preferred Stock	371,345	—	—	371,345
U.S. Treasury Obligation	—	2,999,648	—	2,999,648

Total Investments in Securities	$5,007,388	$13,062,133	$—	$18,069,521

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policies regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

PNN-QH-001-0500

6

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND
September 30, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 35.4%

	Face Amount	Value

Consumer Discretionary — 3.0%
Bed Bath & Beyond
Callable 05/01/2024 @ $100 3.749%, 08/01/2024	$1,678,000	$1,552,150
Ford Motor Credit
2.826%, VAR ICE LIBOR USD 3 Month+2.550%, 01/07/2021	2,000,000	1,992,795

		3,544,945

Consumer Staples — 1.7%
Mars
Callable 04/16/2032 @ $100 1.625%, 07/16/2032(A)	2,000,000	1,984,205

Energy — 2.6%
Energy Transfer Operating
7.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.306%, (B)	2,000,000	1,580,000
Callable 05/15/2030 @ $100
HollyFrontier
Callable 07/01/2030 @ $100 4.500%, 10/01/2030	1,500,000	1,455,213

		3,035,213

Financials — 2.8%
JPMorgan Chase
3.738%, VAR ICE LIBOR USD 3 Month+3.470%, (B)	1,363,000	1,306,936
NTC Capital II
Callable 11/02/2020 @ $100 0.865%, VAR ICE LIBOR USD 3 Month+0.590%, 04/15/2027	2,100,000	1,932,582

		3,239,518

Health Care — 9.3%
Anthem
Callable 12/15/2024 @ $100 2.375%, 01/15/2025	2,000,000	2,126,945
CVS Health
Callable 06/21/2027 @ $100 1.300%, 08/21/2027	2,000,000	1,969,985
Dentsply Sirona
Callable 03/01/2030 @ $100 3.250%, 06/01/2030	1,500,000	1,630,772

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND
September 30, 2020
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Health Care — continued
Health Care Service A Mutual Legal Reserve
Callable 03/01/2030 @ $100 2.200%, 06/01/2030(A)	$2,000,000	$2,048,511
UnitedHealth Group
3.500%, 06/15/2023	1,000,000	1,081,554
Upjohn
Callable 04/22/2027 @ $100 2.300%, 06/22/2027(A)	2,000,000	2,071,082

		10,928,849

Industrials — 6.5%
American Airlines Pass - Through Trust, Ser 2013-1, Cl B
5.625%, 01/15/2021(A)	689,733	638,450
Boeing
Callable 11/01/2034 @ $100 3.250%, 02/01/2035	1,300,000	1,221,958
Continental Airlines Pass - Through Trust
5.983%, 04/19/2022	1,517,847	1,488,593
Delta Air Lines Pass - Through Trust
6.718%, 01/02/2023	1,273,276	1,226,641
Delta Air Lines Pass - Through Trust, Ser 2007-1, Cl B
8.021%, 08/10/2022	636,820	599,084
Lockheed Martin
Callable 03/15/2030 @ $100 1.850%, 06/15/2030	2,000,000	2,081,801
United Airlines Pass - Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	455,825	438,585

		7,695,112

Information Technology — 7.7%
Broadcom
Callable 03/15/2025 @ $100 4.700%, 04/15/2025	1,300,000	1,477,206
IBM Credit
3.450%, 11/30/2020	2,000,000	2,010,471
IHS Markit
Callable 08/01/2022 @ $100 5.000%, 11/01/2022(A)	1,000,000	1,073,223
Leidos
Callable 02/15/2030 @ $100 4.375%, 05/15/2030(A)	2,000,000	2,343,900

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND
September 30, 2020
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Information Technology — continued
NXP BV
Callable 02/01/2030 @ $100 3.400%, 05/01/2030(A)	$2,000,000	$2,189,417

		9,094,217

Utilities — 1.8%
Public Service of Colorado
Callable 07/15/2030 @ $100 1.900%, 01/15/2031	2,000,000	2,079,608

TOTAL CORPORATE OBLIGATIONS (Cost $40,645,661)		41,601,667

MORTGAGE-BACKED SECURITIES — 24.5%

	Face Amount	Value
Agency Mortgage-Backed Obligations — 15.4%
FHLMC Multifamily Structured Pass - Through, Ser K043, Cl X3, IO
1.691%, 02/25/2043 (C)	20,425,000	1,262,292
FHLMC Multifamily Structured Pass - Through, Ser K106, Cl A1
1.783%, 05/25/2029	1,791,302	1,882,566
FHLMC, Ser 2014-4413, Cl HP
3.500%, 03/15/2040	3,016,456	3,060,706
FHLMC, Ser 2016-4609, Cl QV
3.000%, 05/15/2044	4,020,000	4,268,361
FHLMC, Ser 2019-4895, Cl C
4.500%, 02/15/2049	1,735,314	1,769,818
FNMA
3.500%, 11/01/2044	1,853,450	1,927,622
3.000%, 04/01/2050	3,817,322	3,925,920

		18,097,285

Non-Agency Mortgage-Backed Obligations — 9.1%
Chase Home Lending Mortgage Trust, Ser 2019-1, Cl A4
Callable 05/25/2023 @ $100 3.500%, 03/25/2050 (A)(C)	2,004,489	2,041,758
FREMF Mortgage Trust, Ser K69, Cl B
3.854%, 10/25/2049 (A)(C)	2,635,000	2,927,612
JP Morgan Mortgage Trust, Ser 2017-1, Cl A11
Callable 12/25/2023 @ $100 3.500%, 01/25/2047 (A)(C)	2,433,485	2,503,011

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND
September 30, 2020
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

Non-Agency Mortgage-Backed Obligations — continued
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A1
Callable 12/25/2023 @ $100 4.000%, 12/25/2047 (A)	$3,149,855	$3,238,448

		10,710,829

TOTAL MORTGAGE-BACKED SECURITIES (Cost $28,159,407)		28,808,114

ASSET-BACKED SECURITIES — 21.6%

	Face Amount	Value

Other ABS — 12.9%
Crestline Denali CLO XVI, Ser 2018-1A, Cl A
Callable 10/20/2020 @ $100 1.392%, VAR ICE LIBOR USD 3 Month+1.120%, 01/20/2030 (A)	2,500,000	2,464,283
First Eagle BSL CLO, Ser 2020-1A, Cl C
Callable 01/20/2022 @ $100 4.622%, VAR ICE LIBOR USD 3 Month+4.350%, 01/20/2033 (A)	2,600,000	2,426,221
JMP Credit Advisors CLO IIIR, Ser 2018-1RA, Cl A
Callable 10/17/2020 @ $100 1.123%, VAR ICE LIBOR USD 3 Month+0.850%, 01/17/2028 (A)	1,056,879	1,047,526
Silvermore CLO, Ser 2014-1A, Cl B
Callable 11/15/2020 @ $100 3.280%, VAR ICE LIBOR USD 3 Month+3.000%, 05/15/2026 (A)	2,500,000	2,495,585
Sound Point CLO VII-R, Ser 2018-3RA, Cl B
Callable 10/23/2020 @ $100 2.056%, VAR ICE LIBOR USD 3 Month+1.800%, 10/23/2031 (A)	1,750,000	1,724,812
Steele Creek CLO, Ser 2018-2A, Cl A
Callable 11/18/2020 @ $100 1.470%, VAR ICE LIBOR USD 3 Month+1.200%, 08/18/2031 (A)	2,000,000	1,987,470
Venture 33 CLO, Ser 2018-33A, Cl B
Callable 10/15/2020 @ $100 2.125%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/2031 (A)	3,000,000	2,983,905

		15,129,802

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND
September 30, 2020
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

Student Loan — 8.7%
ECMC Group Student Loan Trust, Ser 2019-1A, Cl A1A
Callable 02/25/2030 @ $100 2.720%, 07/25/2069 (A)	$2,103,271	$2,192,996
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
Callable 04/15/2028 @ $100 1.752%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (A)	2,250,000	2,278,101
SLM Student Loan Trust, Ser 2014-2, Cl A3
Callable 10/25/2028 @ $100 0.738%, VAR ICE LIBOR USD 1 Month+0.590%, 03/25/2055	1,717,853	1,674,111
SMB Private Education Loan Trust, Ser 2015-C, Cl A3
Callable 02/15/2028 @ $100 2.102%, VAR ICE LIBOR USD 1 Month+1.950%, 08/16/2032 (A)	2,000,000	2,037,331
SMB Private Education Loan Trust, Ser 2015-C, Cl B
Callable 02/15/2028 @ $100 3.500%, 09/15/2043 (A)	2,000,000	2,095,576

		10,278,115

TOTAL ASSET-BACKED SECURITIES (Cost $25,507,029)		25,407,917

U.S. TREASURY OBLIGATIONS — 6.6%

	Face Amount	Value

United States Treasury Inflation Indexed Bonds
1.000%, 02/15/2048	1,050,710	1,451,457
United States Treasury Note
2.875%, 08/15/2028	1,900,000	2,243,855
2.875%, 10/31/2023	1,000,000	1,083,203
2.375%, 05/15/2029	1,300,000	1,496,473
1.250%, 08/31/2024	1,400,000	1,456,820

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,708,683)		7,731,808

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND
September 30, 2020
(Unaudited)

MUNICIPAL BONDS — 3.7%

	Face Amount	Value

Dallas, Independent School District, GO
Callable 02/15/2021 @ $100 6.450%, 02/15/2035	$2,100,000	$2,161,194
West Virginia University, RB
Callable 10/01/2029 @ $100 4.000%, 10/01/2047	1,900,000	2,181,770

TOTAL MUNICIPAL BONDS (Cost $4,148,889)		4,342,964

TOTAL INVESTMENTS — 91.8% (Cost $105,169,669)		$107,892,470

A list of the open futures contracts held by the Fund at September 30, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

U.S. 2-Year Treasury Note	(122)	Jan-2021	$(26,945,581)	$(26,957,234)	$(11,653)
U.S. 5-Year Treasury Note	96	Jan-2021	12,083,425	12,099,000	15,575
U.S. 10-Year Treasury Note	79	Dec-2020	10,994,113	11,022,969	28,856
U.S. Long Treasury Bond	(5)	Dec-2020	(884,355)	(881,406)	2,949
U.S. Ultra Long Treasury Bond	(57)	Dec-2020	(12,732,856)	(12,643,313)	89,543
Ultra 10-Year U.S. Treasury Note	(25)	Dec-2020	(3,989,796)	(3,998,047)	(8,251)

			$(21,475,050)	$(21,358,031)	$117,019

Percentages are based on Net Assets of $117,546,406.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of September 30, 2020 was $46,793,424 and represents 39.8% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND
September 30, 2020
(Unaudited)

ABS — Asset Backed Security

BSL— Broadly Syndicated Loans

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rate

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of September 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$41,601,667	$—	$41,601,667
Mortgage-Backed Securities	—	28,808,114	—	28,808,114
Asset-Backed Securities	—	25,407,917	—	25,407,917
U.S. Treasury Obligations	—	7,731,808	—	7,731,808
Municipal Bonds	—	4,342,964	—	4,342,964

Total Investments in Securities	$—	$107,892,470	$—	$107,892,470

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$136,923	$—	$—	$136,923
Unrealized Depreciation	(19,904)	—	—	(19,904)

Total Other Financial Instruments	$117,019	$—	$—	$117,019

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policies regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

PNN-QH-001-0500

7